Capital and Reserves	12 Months Ended
Dec. 31, 2022
Capital and reserves [Abstract]
Capital and reserves

14. Capital and reserves

Share capital

The issued share capital of the Company at December 31 consisted of:

	December 31,		December 31,
	2022		2021
	Number	CHF	Number	CHF
Common shares with a par value of CHF 0.20 each	1,180,053	236,011	748,213	149,643
Total	1,180,053	236,011	748,213	149,643

	Common Shares
	(Number)
	2022	2021
As of January 1	748,213	570,858
Exercise of warrants	—	44,872
LPC equity line	315,000	—
ATM program	116,843	59,235
Share-based payments (bonus)	—	8,731
Conversion convertible loan	—	25,841
Shares issued for Trasir acquisition	—	38,676
Fractional shares	(3)	—
Total, as of December 31	1,180,053	748,213

On December 5, 2022, the Company entered into a purchase agreement and a Registration Rights Agreement with Lincoln Park Capital Fund, LLC (the “2022 Commitment Purchase Agreement”). Pursuant to the purchase agreement, LPC agreed to subscribe for up to $10,000,000 of our common shares over the 24-month term of the purchase agreement. As consideration for LPC’s irrevocable commitment to purchase common shares upon the terms of and subject to satisfaction of the conditions set forth in the 2022 Commitment Purchase Agreement, the Company agreed to issue 50,000 common shares immediately to LPC as commitment shares. In 2022, no common shares were issued to LPC under the 2022 Commitment Purchase Agreement. The 2022 Commitment Purchase Agreement replaced the 2020 Commitment Purchase Agreement. Under the 2020 Commitment Purchase Agreement, LPC agreed to subscribe for up to $10,000,000 of our common shares over the 30-month term of the purchase agreement. Prior to its termination we had issued 325,000 common shares for aggregate proceeds of $4.0 million to LPC under the 2020 Commitment Purchase Agreement. The 2020 Commitment Purchase Agreement replaced the 2018 Commitment Purchase Agreement. Under the 2018 Commitment Purchase Agreement agreed to purchase common shares for up to $10,000,000 over the 30-month term of the Purchase Agreement. Prior to its termination we had issued 29,375 common shares for aggregate proceeds of $1.8 million to LPC under the LPC Purchase Agreement.

On June 1, 2021, the Company completed the acquisition of Trasir. The upfront acquisition price of $2.5 million was paid with 38,219 non-registered common shares at $65.40 each to the selling shareholders. In addition, 459 non-registered common shares were issued to reimburse $30,000 in expenses incurred by certain selling Trasir shareholders.

On December 3, 2020, the Company entered into securities purchase agreements with several institutional investors for the purchase and sale of 100,000 common shares at an offering price of $80.00 per share, pursuant to a registered direct offering. The net proceeds of the offering were approximately $7.3 million.

On December 1, 2020, a tranche of the convertible loan provided by FiveT in the amount of CHF 895,455 was converted into 36,850 common shares at a conversion price of $27.00. On March 4, 2021 the remaining amount of CHF 604,545 plus interest of CHF 40,628 were converted into 25,841 common shares at a conversion price of $27.00.

On May 15, 2019, the Company completed a public offering of (i) 22,000 common shares with a par value of CHF 16.00 each, together with warrants to purchase 22,000 common shares, and (ii) 86,064 pre-funded warrants, with each pre-funded warrant exercisable for one common share, together with warrants to purchase 86,064 common shares, including 5,500 common shares and warrants to purchase 5,500 common shares sold pursuant to a partial exercise by the underwriters of the underwriters’ over-allotment option (the “May 2019 Registered Offering”). The exercise price for the pre-funded warrants was CHF 0.20 per common share and for the warrants CHF 86.80. The net proceeds to us from the May 2019 Registered Offering were approximately $7.7 million, after deducting underwriting discounts and other offering expenses payable by us. All pre-funded warrants were exercised in 2019. In December 2020, 63,192 warrants were exercised. The remaining 44,872 warrants were exercised in March 2021.

On November 30, 2018, we entered into the A.G.P. Sales Agreement with A.G.P. Pursuant to the terms of the A.G.P. Sales Agreement, as amended on April 5, 2019, we may offer and sell our common shares, from time to time through A.G.P. by any method deemed to be an “at-the-market” offering as defined in Rule 415(a)(4) promulgated under the Securities Act. Pursuant to the A.G.P. Sales Agreement, we may sell common shares up to a maximum aggregate offering price of $25.0 million. In 2022, we sold 116,843 shares under the ATM. As of the date of this Annual Report, we have sold 1,505,244 of our common shares for an aggregate offering price of $12.1 million pursuant to the A.G.P. Sales Agreement. The related transaction costs were charged to equity.

Authorized share capital

Our authorized share capital as of December 31, 2022 and December 31, 2021 consisted of 5,000,000 common shares, par value CHF 0.20 per share, and 20,000,000 preference shares, par value CHF 0.02 per share.